Contingent Liabilities and Commitments - Additional Information (Detail) £ in Millions		6 Months Ended
	Nov. 02, 2015	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Jul. 31, 2020 GBP (£)
Disclosure of contingent liabilities and commitments [line items]
Provisions			£ 444		£ 464
Top of range
Disclosure of contingent liabilities and commitments [line items]
Santander UK liability under indemnity cap | €				€ 39,850,000
Bottom of range
Disclosure of contingent liabilities and commitments [line items]
Losses on litigation settlements | €		€ 1,000,000,000
AXA France
Disclosure of contingent liabilities and commitments [line items]
Amount claimed by other party			636
UK&I Banks
Disclosure of contingent liabilities and commitments [line items]
Preferred stock issued, threshold amount | €		€ 0
Genworth Financial International Holdings Inc
Disclosure of contingent liabilities and commitments [line items]
Amount awarded to other party						£ 624
Visa Europe Ltd
Disclosure of contingent liabilities and commitments [line items]
Visa Europe Ltd sale to Visa Inc	100.00%
Compliance with Consumer Credit Act
Disclosure of contingent liabilities and commitments [line items]
Provisions			£ 41		£ 47